Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 11,721,476	$ 14,291,368
Bad debt reserve	(11,124,368)	(3,228,732)
Less than 3 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	5,387,285	4,374,504
From 4 to 6 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	4,107,880	3,765,657
From 7 to 9 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	4,284,179	3,431,284
From 10 to 12 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	3,397,470	2,467,339
Over 1 year [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 5,669,030	$ 3,481,316